Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 804,086		$ 1,207,605	$ 595,258
Effects from adjustments based on regulation	(131,873)		(152,618)	26,974
Gain on investment in associates	11,923
Temporary difference not recognized as deferred tax assets				(4)
Prior year income tax overestimation	(255,935)		(184,284)	(133,923)
Income tax on unappropriated retained earnings	159,744		227,467	105,665
Effect of different tax rates in countries in which the Group operates	230		148	411
Income tax expense	$ 588,175	$ 19,140	$ 1,098,318	$ 594,381